Schedule of Investments (unaudited) August 31, 2023	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.2%
Sumter County Industrial Development Authority, RB, AMT, 6.00%, 07/15/52(a)	$100	$71,393

Arizona — 2.1%
Arizona Industrial Development Authority, RB 5.25%, 07/01/43(b)	150	139,396
Series A, 4.00%, 02/01/50	1,000	869,463

		1,008,859

Arkansas — 2.9%
Arkansas Development Finance Authority, RB
AMT, 6.88%, 07/01/48(b)	200	204,500
AMT, 5.70%, 05/01/53	100	99,849
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,064,555

		1,368,904

California — 7.5%
California Community Choice Financing Authority, RB(a)
Series A, 4.00%, 10/01/52	1,500	1,483,083
Series C, 5.25%, 01/01/54	585	605,660
California School Finance Authority, RB, 5.00%, 08/01/42(b)	125	121,938
California State Public Works Board, RB, Series D, 4.00%, 05/01/45	1,000	966,010
CSCDA Community Improvement Authority, RB, M/F Housing(b)
3.25%, 04/01/57	250	167,160
Series A-2, 3.00%, 02/01/57	350	224,401

		3,568,252

Colorado — 1.8%
Colorado School of Mines, RB, Series A, (AGM), 5.25%, 12/01/47	290	310,248
Denver City & County School District No. 1, GO, Series A, AMT, (SAW), 5.00%, 12/01/42	500	543,852

		854,100

Connecticut — 5.0%
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	180	193,014
State of Connecticut, GO, Series B, 5.00%, 01/15/42	1,000	1,089,051
University of Connecticut, RB, Series A, AMT, 5.00%, 05/01/39	1,000	1,089,292

		2,371,357

Delaware — 0.1%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(c)	80	70,086

District of Columbia — 2.9%
District of Columbia, RB, Class A, AMT, 5.50%, 02/28/34	1,000	1,124,738
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.13%, 07/15/47	250	236,184

		1,360,922

Florida — 8.9%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	920,968

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	$1,000	$933,816
Florida Development Finance Corp., RB
Series A, 4.00%, 06/15/42	500	406,451
Series A, 5.00%, 06/15/47	375	353,424
St Lucie County School Board, COP, Series A, (AGM), 5.00%, 07/01/48	1,500	1,581,844

		4,196,503

Georgia — 0.7%
Georgia Housing & Finance Authority, Refunding RB, Series A, 4.00%, 06/01/49	325	320,884

Illinois — 6.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/47	500	488,203
Series A, AMT, 5.00%, 12/01/33	500	516,766
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,200	1,237,707
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	340	364,976
Illinois Housing Development Authority, Refunding RB, Series H, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	215	227,903

		2,835,555

Kentucky — 3.2%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	500	468,725
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	1,043,279

		1,512,004

Louisiana — 2.5%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/39	1,000	953,375
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(b)	250	229,691

		1,183,066

Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	100	62,424

Maryland — 1.5%
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	715	726,914

Massachusetts — 5.4%
Massachusetts Bay Transportation Authority Assessment Revenue, Refunding RB, Series A, 5.00%, 07/01/52	1,500	1,595,720
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	947,575

		2,543,295

Michigan — 5.0%
Ludington Area School District, GO, Series II, (BAM Q-SBLF), 4.00%, 05/01/51	1,000	912,739

1

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, RB, 4.00%, 02/15/47	$500	$447,923
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.10%, 10/01/53	1,000	1,013,400

		2,374,062

Minnesota — 1.8%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	500	498,067
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	340	361,832

		859,899

Mississippi — 0.2%
Mississippi Business Finance Corp., RB, AMT, 7.75%, 07/15/47(a)	100	77,865

New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2022, Class A, 4.38%, 09/20/36	739	714,911

New Jersey — 0.2%
Camden County Improvement Authority, RB, 6.00%, 06/15/47	115	117,690

New York — 15.0%
Battery Park City Authority, RB, Sustainability Bonds, 4.00%, 11/01/44	1,500	1,450,330
Build NYC Resource Corp., RB 5.75%, 06/01/42(b)	250	250,678
5.50%, 06/15/63(b)	250	233,451
Series A, 5.00%, 07/01/32	245	227,433
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.00%, 11/15/49	1,000	1,013,205
Nassau County Local Economic Assistance Corp., RB, 5.00%, 07/01/43	1,000	991,554
New York City Housing Development Corp., RB, M/F Housing
Class F-1, 4.75%, 11/01/47	1,000	983,921
Series A, Sustainability Bonds, 4.60%, 11/01/43	225	221,317
New York Power Authority, RB, (AGM), 4.00%, 11/15/40	1,000	989,364
New York State Housing Finance Agency, RB, M/F Housing, (SONYMA), 3.80%, 11/01/62(a)	735	724,293

		7,085,546

North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	240	234,506

North Dakota — 1.4%
North Dakota Housing Finance Agency, RB, S/F Housing
5.75%, 01/01/54	400	423,808
Series A, 4.00%, 01/01/53	225	221,689

		645,497

Ohio — 0.3%
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	200	147,364

Oregon — 2.0%
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	410	440,609
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series A, AMT, 4.00%, 07/01/51	520	513,534

		954,143

Security	Par (000)	Value

Pennsylvania — 6.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	$1,000	$1,084,681
Pennsylvania Housing Finance Agency, Refunding RB, Series 2022, 4.25%, 10/01/52	465	461,612
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/48	225	236,555
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	1,000	1,084,041

		2,866,889

Tennessee — 0.4%
Tennessee Housing Development Agency, Refunding RB, Series 1, 3.75%, 07/01/52	200	195,133

Texas — 6.5%
Arlington Higher Education Finance Corp., RB
(PSF), 5.00%, 08/15/47	500	524,356
Series A, 5.25%, 08/15/32	250	243,148
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,045,786
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.63%, 10/01/43	100	89,214
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52(a)	415	453,021
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	665	733,144

		3,088,669

Utah — 3.6%
University of Utah, RB, Series A, 4.00%, 08/01/43	1,500	1,450,305
Utah Infrastructure Agency, RB, 5.00%, 10/15/32	250	256,068

		1,706,373

Virginia — 2.1%
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	1,000	983,299

Total Long-Term Investments — 97.4% (Cost: $48,271,325)		46,106,364

	Shares

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.03%(d)(e)	658,401	658,401

Total Short-Term Securities — 1.4% (Cost: $658,275)		658,401

Total Investments — 98.8% (Cost: $48,929,600)		46,764,765

Other Assets Less Liabilities — 1.2%		571,709

Net Assets — 100.0%		$ 47,336,474

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Impact Municipal Fund

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,006,316	$—	$(2,347,961	)(a)	$275	$(229)	$658,401	658,401	$17,184	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	28	12/19/23	$3,108	$(18,700)
U.S. Long Bond	34	12/19/23	4,133	(38,530)
5-Year U.S. Treasury Note	14	12/29/23	1,497	(10,560)

				$(67,790)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

3

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Impact Municipal Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$46,036,278	$70,086	$46,106,364
Short-Term Securities
Money Market Funds	658,401	—	—	658,401

	$658,401	$46,036,278	$70,086	$46,764,765

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(67,790)	$—	$—	$(67,790)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	4